Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ 3,138	$ (20,251)	$ (19,129)	$ (774,185)	$ (53,848)
Other comprehensive income
Unrealized gain (loss) on derivative instruments	0	243	822	1,095	(7,225)
Comprehensive loss, net of taxes	3,138	(20,008)	(18,307)	(773,090)	(61,073)
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization	0	(20,008)	(12,836)	(773,090)	$ (61,073)
Comprehensive loss attributable to redeemable noncontrolling interests	1,879	0	(3,010)
Comprehensive loss attributable to Class A Common Stockholders	$ 1,259	$ 0
Hoya Intermediate, LLC
Net income (loss)				$ (774,185)
Other comprehensive income
Comprehensive loss attributable to Class A Common Stockholders			$ (2,461)